YieldMax Target 12 Real Estate Option Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 83.9% (a)	Shares	Value
American Tower Corp. (b)(c)	552	$98,797
AvalonBay Communities, Inc. (b)(c)	496	86,264
Camden Property Trust (b)(c)	896	89,134
Crown Castle, Inc. (b)(c)	960	86,611
Digital Realty Trust, Inc. (b)(c)	832	141,781
Equinix, Inc. (b)(c)	121	102,367
Equity LifeStyle Properties, Inc.	1,134	69,231
Equity Residential (b)(c)	1,465	87,080
Essex Property Trust, Inc. (b)(c)	352	88,623
Extra Space Storage, Inc. (b)(c)	714	95,348
Independence Realty Trust, Inc.	3,930	62,605
Invitation Homes, Inc. (b)(c)	2,996	84,337
Iron Mountain, Inc. (b)(c)	899	92,552
Mid-America Apartment Communities, Inc. (b)(c)	635	81,426
Prologis, Inc. (b)(c)	1,228	152,382
Public Storage (b)(c)	333	92,760
Realty Income Corp. (b)(c)	1,726	100,073
SBA Communications Corp. (b)(c)	322	61,657
Simon Property Group, Inc. (b)(c)	654	114,947
Sun Communities, Inc. ((b)(c)	611	77,353
UDR, Inc.	1,816	61,181
Welltower, Inc. (b)(c)	839	151,893
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,113,528)		2,078,402

COMMON STOCKS - 15.3%
Oil & Gas - 3.8%
Texas Pacific Land Corp. (b)(c)	100	94,338

Real Estate - 11.5%
CBRE Group, Inc. - Class A (b)(c)(d)	632	96,336
Howard Hughes Holdings, Inc. (b)(c)(d)	1,132	89,745
St Joe Co.	1,753	99,535
		285,616
TOTAL COMMON STOCKS (Cost $347,325)		379,954

PURCHASED OPTIONS - 0.3% (d)	Notional Amount	Contracts	Value
Call Options - 0.3% (b)(e)(f)
American Tower Corp., Expiration: 11/21/2025; Exercise Price: $210.00	$89,490	5	100
AvalonBay Communities, Inc., Expiration: 11/21/2025; Exercise Price: $200.00	69,568	4	20
Camden Property Trust, Expiration: 11/21/2025; Exercise Price: $115.00	79,584	8	56
CBRE Group, Inc., Expiration: 11/21/2025; Exercise Price: $165.00	91,458	6	405
Crown Castle, Inc., Expiration: 11/21/2025; Exercise Price: $105.00	81,198	9	90
Digital Realty Trust, Inc., Expiration: 11/21/2025; Exercise Price: $190.00	136,328	8	980
Equinix, Inc., Expiration: 11/21/2025; Exercise Price: $890.00	84,601	1	605
Equity Residential, Expiration: 11/21/2025; Exercise Price: $70.00	83,216	14	14
Essex Property Trust, Inc., Expiration: 11/21/2025; Exercise Price: $290.00	75,531	3	330
Extra Space Storage, Inc., Expiration: 11/21/2025; Exercise Price: $160.00	93,478	7	262
Howard Hughes Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $95.00	87,208	11	413
Invitation Homes, Inc., Expiration: 11/21/2025; Exercise Price: $32.50	81,635	29	29
Iron Mountain, Inc., Expiration: 11/21/2025; Exercise Price: $120.00	82,360	8	240
Prologis, Inc., Expiration: 11/21/2025; Exercise Price: $140.00	148,908	12	300
Public Storage, Expiration: 11/21/2025; Exercise Price: $320.00	83,568	3	45
Real Estate Select Sector SPDR Fund, Expiration: 11/21/2025; Exercise Price: $45.00	290,390	71	355
Realty Income Corp., Expiration: 11/21/2025; Exercise Price: $65.00	98,566	17	43
SBA Communications Corp., Expiration: 11/21/2025; Exercise Price: $220.00	57,444	3	315
Simon Property Group, Inc., Expiration: 11/21/2025; Exercise Price: $195.00	105,456	6	120
Sun Communities, Inc., Expiration: 11/21/2025; Exercise Price: $140.00	75,960	6	615
Texas Pacific Land Corp., Expiration: 11/21/2025; Exercise Price: $1,060.00	94,338	1	795
Welltower, Inc., Expiration: 11/21/2025; Exercise Price: $190.00	144,832	8	760
TOTAL PURCHASED OPTIONS (Cost $17,294)			6,892

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.7%
First American Government Obligations Fund - Class X, 4.03% (c)(g)		115,443	115,443
TOTAL MONEY MARKET FUNDS (Cost $115,443)			115,443

TOTAL INVESTMENTS - 104.2% (Cost $2,593,590)			2,580,691
Liabilities in Excess of Other Assets - (4.2)%			(103,287)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$2,477,404
two			–%
Percentages are stated as a percent of net assets.			–%

REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $1,129,269.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Target 12 Real Estate Option Income ETF
Schedule of Written Options
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%(a)(b)
American Tower Corp., Expiration: 11/21/2025; Exercise Price: $200.00	$(89,490)	(5)	$(162)
AvalonBay Communities, Inc., Expiration: 11/21/2025; Exercise Price: $190.00	(69,568)	(4)	(140)
Camden Property Trust, Expiration: 11/21/2025; Exercise Price: $110.00	(79,584)	(8)	(100)
CBRE Group, Inc., Expiration: 11/21/2025; Exercise Price: $160.00	(91,458)	(6)	(870)
Crown Castle, Inc., Expiration: 11/21/2025; Exercise Price: $100.00	(81,198)	(9)	(270)
Digital Realty Trust, Inc., Expiration: 11/21/2025; Exercise Price: $180.00	(136,328)	(8)	(1,240)
Equinix, Inc., Expiration: 11/21/2025; Exercise Price: $850.00	(84,601)	(1)	(2,010)
Equity Residential, Expiration: 11/21/2025; Exercise Price: $65.00	(83,216)	(14)	(210)
Essex Property Trust, Inc., Expiration: 11/21/2025; Exercise Price: $270.00	(75,531)	(3)	(428)
Extra Space Storage, Inc., Expiration: 11/21/2025; Exercise Price: $155.00	(93,478)	(7)	(263)
Howard Hughes Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $85.00	(87,208)	(11)	(1,045)
Invitation Homes, Inc., Expiration: 11/21/2025; Exercise Price: $30.00	(81,635)	(29)	(363)
Iron Mountain, Inc., Expiration: 11/21/2025; Exercise Price: $110.00	(82,360)	(8)	(1,340)
Mid-America Apartment Communities, Inc., Expiration: 11/21/2025; Exercise Price: $140.00	(76,938)	(6)	(255)
Prologis, Inc., Expiration: 11/21/2025; Exercise Price: $130.00	(148,908)	(12)	(990)
Public Storage, Expiration: 11/21/2025; Exercise Price: $310.00	(83,568)	(3)	(412)
Real Estate Select Sector SPDR Fund, Expiration: 11/21/2025; Exercise Price: $43.00	(290,390)	(71)	(1,065)
Realty Income Corp., Expiration: 11/21/2025; Exercise Price: $60.00	(98,566)	(17)	(510)
SBA Communications Corp., Expiration: 11/21/2025; Exercise Price: $200.00	(57,444)	(3)	(945)
Simon Property Group, Inc., Expiration: 11/21/2025; Exercise Price: $185.00	(105,456)	(6)	(585)
Sun Communities, Inc., Expiration: 11/21/2025; Exercise Price: $130.00	(75,960)	(6)	(855)
Texas Pacific Land Corp., Expiration: 11/21/2025; Exercise Price: $1,020.00	(94,338)	(1)	(1,650)
Welltower, Inc., Expiration: 11/21/2025; Exercise Price: $180.00	(144,832)	(8)	(4,040)
TOTAL WRITTEN OPTIONS (Premiums received $44,685)			$(19,748)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

YieldMax Target 12 Real Estate Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts - Common	$2,078,402	$–	$–	$2,078,402
Common Stocks	379,954	–	–	379,954
Purchased Options	–	6,892	–	6,892
Money Market Funds	115,443	–	–	115,443
Total Investments	$2,573,799	$6,892	$–	$2,580,691

Liabilities:
Investments:
Written Options	$–	$(19,748)	$–	$(19,748)
Total Investments	$–	$(19,748)	$–	$(19,748)

Refer to the Schedule of Investments for further disaggregation of investment categories.